Capital Stock - Option-Pricing Model Assumptions (Detail) - $ / shares	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Assumptions:
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 2.36	$ 2.49	$ 4.32
Risk-free interest rates	0.92%	1.00%	1.25%
Expected life in years	3 years 6 months 7 days	3 years 4 months 17 days	3 years 8 months 1 day
Expected dividend yield	0.00%	0.00%	0.00%
Volatility	38.86%	54.60%	56.59%